New York Life Insurance Company
51 Madison Avenue New York, NY 10010 Bus: 212-576-7558 Fax: 212-447-0569 E-mail : charles_a_whites@newyorklife.com www.newyorklife.com

Charles A. Whites, Jr. Associate General Counsel

March 8, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Facilitator Multi-Funded Retirement Annuity MFA I

File No. 811-03831

New York Life Insurance and Annuity Corporation

Facilitator Multi-Funded Retirement Annuity MFA II

File No. 811-03830

Commissioners:

The Annual Reports dated December 31, 2012 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Facilitator Multi-Funded Retirement Annuity MFA I and New York Life Insurance and Annuity Corporation Facilitator Multi-Funded Retirement Annuity MFA II of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000887340, File No. 811-03833.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr. Associate General Counsel